Summary of Significant Accounting Policies - Schedule of Class A Ordinary Shares Subject to Possible Redemption (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Gross proceeds			$ 230,000,000
Less:
Proceeds allocated to Public Warrants			(2,185,000)
Class A Ordinary shares issuance costs			(7,638,884)
Plus:
Remeasurement of carrying value to redemption value			18,866,179
Class A Ordinary Shares subject to possible redemption, December 31, 2025	$ 241,144,179		239,042,295	$ 0
Accretion for Class A ordinary shares to redemption amount	$ 2,101,884	$ 11,691,817	$ 18,866,179